Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses [Abstract]
Crew wages and related costs	$ 36,821	$ 34,364	$ 33,655
Insurance	3,601	3,380	3,409
Repairs, maintenance and drydocking costs	8,797	10,097	8,922
Spares, stores and provisions	15,473	14,921	14,776
Lubricants	3,846	4,059	4,565
Taxes	690	642	608
Miscellaneous	2,821	2,623	2,634
Total	$ 72,049	$ 70,086	$ 68,569